Intangible assets, net (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 77,904	$ 5,631
Impairment of intangibles assets		$ 14,755,560